Sales revenue from contracts with customers - Sales by geographic area (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	100.00%	100.00%	100.00%
Revenue	$ 71,488,512	$ 68,603,872	$ 55,954,228
Colombia Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	48.00%	48.10%	50.50%
Revenue	$ 34,305,108	$ 33,022,600	$ 28,236,092
United States Of America Country [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	24.30%	21.50%	22.40%
Revenue	$ 17,371,173	$ 14,765,674	$ 12,532,932
Asia continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	18.90%	17.90%	11.00%
Revenue	$ 13,529,151	$ 12,271,225	$ 6,136,796
Central America And Caribbean [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	4.90%	6.60%	10.80%
Revenue	$ 3,472,665	$ 4,449,033	$ 6,070,565
South America And Others [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	2.10%	4.30%	3.50%
Revenue	$ 1,502,815	$ 2,968,038	$ 1,947,226
Europe continent [Member]
Disclosure of detailed information about sales revenue [Line Items]
Percentage of entitys revenue	1.80%	1.60%	1.80%
Revenue	$ 1,307,600	$ 1,127,302	$ 1,030,617